UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Nerenberg
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Craig Nerenberg        New York, New York        May 13, 2009
     [Signature]             [City, State]             [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $82,263 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                       Title of                 Mkt Val     SH/PRN     SH/   PUT/ Invest  Other     Voting Auth
Name of Issuer                          Class          CUSIP   (x1,000)    Amount     PRN   CALL  Disc  Managers  Sole  Shared None
AFC ENTERPRISES INC               Common              00104Q107   6,892    1,528,193  Shares      Shared         1,528,193
ALLEGHENY ENERGY INC              Common              017361106   1,159       50,000  Shares CALL Shared            50,000
ATC TECHNOLOGY CORP               Common              00211W104   3,950      352,649  Shares      Shared           352,649
BANCO LATINOAMERICANO DE EXP      CL E                P16994132   2,881      307,520  Shares      Shared           307,520
CALLIDUS SOFTWARE INC             Common              13123E500   4,387    1,512,635  Shares      Shared         1,512,635
CONTANGO OIL & GAS CO             Com New             21075N204   7,434      189,646  Shares      Shared           189,646
CRACKER BARREL OLD CTRY STOR      Common              22410J106   2,864      100,008  Shares      Shared           100,008
EASTMAN KODAK CO                  Note 3.375%10/1     277461BE8   1,964    2,500,000   Prn        Shared         2,500,000
EVERGREEN SOLAR INC               Note 4.000% 7/1     30033RAC2   1,301    4,134,000   Prn        Shared         4,134,000
GENTEK INC                        Com New             37245X203  10,825      618,947  Shares      Shared           618,947
GILAT SATELLITE NETWORKS LTD      SHS New             M51474118     625      185,347  Shares      Shared           185,347
GRIFFON CORP                      Note 4.000% 7/1     398433AC6   5,078    5,420,000   Prn        Shared         5,420,000
IAC INTERACTIVECORP               Com Par $.001       44919P508   4,569      300,000  Shares      Shared           300,000
IAC INTERACTIVECORP               Com Par $.001       44919P508   1,523      100,000  Shares CALL Shared           100,000
LAWSON SOFTWARE INC NEW\          Note 2.500% 4/1     52078PAA0   1,591    2,000,000   Prn        Shared         2,000,000
LIONS GATE ENTMNT CORP            Note 2.938% 10/1    535919AF1   3,009    4,000,000   Prn        Shared         4,000,000
MAGELLAN MIDSTREAM PARTNRS LP     Com Unit RP LP      559080106   5,140      175,000  Shares      Shared           175,000
MARKET VECTORS ETF TR             Gold Miner ETF      57060U100   2,888       78,300  Shares      Shared            78,300
REIS INC                          Common              75936P105   1,145      352,244  Shares      Shared           352,244
REPUBLIC AIRWAYS HLDGS INC        Common              760276105     972      150,000  Shares      Shared           150,000
SCHOOL SPECIALTY INC              Note 3.750% 8/0     807863AE5   2,532    2,974,000   Prn        Shared         2,974,000
TEAM INC                          Common              878155100     387       33,050  Shares      Shared            33,050
VIACOM INC NEW                    Cl B                92553P201   3,650      210,000  Shares      Shared           210,000
VIRGIN MEDIA INC                  Common              92769L101   3,312      690,000  Shares      Shared           690,000
WEB COM GROUP INC                 Common              94733A104   2,185      658,207  Shares      Shared           658,207
                                                                 82,263